ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 1, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) American Customer Satisfaction ETF (S000055313) Reverse Cap Weighted U.S. Large Cap ETF (S000058175)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series named in the caption above (collectively, the “Funds”), certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment with respect to the Funds dated January 31, 2021, and filed electronically as Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N‑1A on January 26, 2021.
If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary

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